Other Current Financial Assets - Summary (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Other current financial assets	€ 3,835	€ 2,495
Short-term credits
Disclosure of financial assets [line items]
Other current financial assets	1,306	1,078
Short-term deposits and guarantees
Disclosure of financial assets [line items]
Other current financial assets	760	82
Short-term derivative financial assets (Note 19)
Disclosure of financial assets [line items]
Other current financial assets	995	1,210
Other current financial assets
Disclosure of financial assets [line items]
Other current financial assets	€ 774	€ 125